Other current liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Other current liabilities

Note 21.      Other current liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Other tax payable	583	319
Customer contract liability, current	392	353
Other current liabilities	160	160
Total other current liabilities	1,135	832